Expense Example {- Fidelity® Intermediate Government Income Fund} - 08.31 Fidelity Government Bond Funds Combo PRO-07 - Fidelity® Intermediate Government Income Fund - Fidelity Intermediate Government Income Fund-Default
Oct. 30, 2021 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567